Income Tax Expense - Schedule of Movement of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Valuation Allowance [Abstract]
At the beginning of year	¥ 12,183,421	¥ 10,041,747	¥ 9,116,290
Current year additions	6,492,530	8,090,197	2,096,152
Current year reversals	(205,135)	(3,884,082)	(722,911)
Current year expiration of carry-forwards	(335,678)	(2,064,441)	(447,784)
Net change in the valuation allowance	5,951,717	2,141,674	(925,457)
At the end of year	¥ 18,135,138	¥ 12,183,421	¥ 10,041,747